LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Summary of supplemental cash flow information related to operating leases

	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	15,480,126	16,620,421	2,340,937
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	512,608	72,199
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	23,300,165	3,281,760

Schedule of future minimum lease payments under non-cancelable operating lease agreements

	As of December 31,
	2023
	RMB	US$
1 year (Including 1 year)	8,814,068	1,241,436
1 year to 2 years (Including 2 years)	9,079,002	1,278,751
2 years to 3 years (Including 3 years)	8,973,055	1,263,828
3 years to 4 years (Including 4 years)	9,722,110	1,369,331
4 years to 5 years (Including 5 years)	9,909,374	1,395,706
Over 5 years	13,542,624	1,907,439
Total lease payments	60,040,233	8,456,491

Less: imputed interest	10,208,418	1,437,826
Present value of lease liabilities	49,831,815	7,018,665